SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
6.   SEGMENT INFORMATION

The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and the Company has only one reportable segment.

The Company's vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful. The Company operated in two markets from 2009 through 2012; the tanker and dry bulk carrier markets as an international provider of seaborne transportation of crude oil and dry bulk cargoes. Following the sale of three VLCCs during 2012 and the balance sheet classification of the fourth as 'held for sale' at December 31, 2012, the results of the four VLCCs, which operated in the tanker market, have been recorded as discontinued operations. An analysis of revenues from continuing operations is as follows:

(in thousands of $)	2013	2012	2011
Total operating revenues – dry bulk carrier market	37,546	37,315	55,497

Revenues from three customers in the year ended December 31, 2013 each accounted for 10 percent or more of the Company's consolidated revenues from discontinued and continuing operations, in the amount of $17.0 million, $5.0 million, and $4.3 million, respectively. Revenues from three customers in the year ended December 31, 2012 each accounted for 10 percent or more of the Company's consolidated revenues from discontinued and continuing operations, in the amount of $17.4 million, $11.6 million and $5.1 million, respectively. Revenues from six customers in the year ended December 31, 2011 each accounted for 10 percent or more of the Company's consolidation revenues from discontinued and continuing operations, in the amount of $19.2 million, $16.1 million, $14.7 million, $11.6 million, $11.6 million and $10.0 million respectively.